SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Related Assets
%

Computers and software	33
Office furniture and equipment	7-15 (mainly 15)
Electronic equipment	15
Leasehold improvements	Over the shorter of the related lease period or the useful life of the assets

Summary of Contract Liabilities
	December 31,
	2021	2020
Contract Liabilities, Current
Deferred Revenue	$135	$996
Customer Advance Payment	61	665

Total	$196	$1,661

Contract Liabilities, Long-Term
Deferred Revenue	$4,517	$3,473

Total Contract Liabilities	$4,713	$5,134

Summary of Changes in Warranty Provision
	Year ended December 31,
	2021	2020

Balance at beginning of the year	$27	$61
Warranty provision	137	198
Warranty claims settled	(104)	(232)

Balance at end of the year	$60	$27